Cash generated from operations - Net debt (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2021	Dec. 31, 2020
Total
Balance at beginning of year		¥ (426,596)	¥ (342,268)
Adjusted beginning balance	¥ 426,596
Cash Flows		58,749	(84,328)
Balance at end of year		(367,847)	(426,596)
Borrowings due within 1 year
Liabilities from financing activities
Balance at beginning		(135,814)	(127,470)
Cash flows		(20,394)	(8,344)
Balance at ending		(156,208)	(135,814)
Borrowings due after 1 year
Liabilities from financing activities
Balance at beginning		(75,931)	(12,917)
Cash flows		(1,676)	(63,014)
Balance at ending		(77,607)	(75,931)
Lease liabilities due within 1 year
Liabilities from financing activities
Balance at beginning		(35,868)	(36,266)
Adjusted beginning balance	(35,868)
Cash flows		7,590	398
Balance at ending		(28,278)	(35,868)
Lease Liabilities due after 1 year
Liabilities from financing activities
Balance at beginning		(178,983)	(165,615)
Adjusted beginning balance	¥ (178,983)
Cash flows		73,229	(13,368)
Balance at ending		¥ (105,754)	¥ (178,983)